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Colonial Mutual Funds
One Financial Center
Boston, Massachusetts
02111-2621





December 3, 1997

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Colonial Trust II
    Newport Japan Opportunities Fund
    (formerly Colonial Newport Japan Fund)
    (Fund)
    File Nos. 811-3009 & 32-66976

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses (one prospectus offers Classes A, B, and C and the other prospectus offers Class Z) and the Statement of Additional Information dated December 3, 1997 for the Fund does not differ from that contained in Post-Effective Amendment No. 32 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on November 25, 1997.

Very truly yours,

COLONIAL TRUST II
 on behalf of Newport Japan Opportunities Fund



By:  Ellen Harrington
     Assistant Secretary

cc:   Greg Collins (Price Waterhouse)
      Erica Edson
      Mary Muller (5)(Ropes & Gray)
      Pam Frantz (Newport)
      David Smith (Newport)
      Deborah Young (2)